Classification by categories of financial assets (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2019	Dec. 31, 2018
Classification by categories of financial assets [Line Items]
Cash and due from banks at Amortized cost	₩ 28,423,744	₩ 17,348,626
Due from banks at fair value through profit or loss	897,525	870,656
Securities at fair value through profit or loss	50,110,797	41,454,916
Derivative assets	2,829,274	1,793,613
Loans at fair value through profit or loss	2,154,821	1,209,194
Loans at amortized cost	323,244,979	299,609,472
Securities at fair value through other comprehensive income	59,381,053	38,314,170
Securities at amortized cost	45,582,065	28,478,136
Others	17,477,778	16,837,141
Financial assets, Total	530,102,036	445,915,924
Financial assets at fair value through profit or loss
Classification by categories of financial assets [Line Items]
Cash and due from banks at Amortized cost	0	0
Due from banks at fair value through profit or loss	897,525	870,656
Securities at fair value through profit or loss	50,110,797	41,454,916
Derivative assets	2,586,068	1,727,321
Loans at fair value through profit or loss	2,154,821	1,209,194
Loans at amortized cost	0	0
Securities at fair value through other comprehensive income	0	0
Securities at amortized cost	0	0
Others	0	0
Financial assets, Total	55,749,211	45,262,087
Securities at fair value through other comprehensive income
Classification by categories of financial assets [Line Items]
Cash and due from banks at Amortized cost	0	0
Due from banks at fair value through profit or loss	0	0
Securities at fair value through profit or loss	0	0
Derivative assets	0	0
Loans at fair value through profit or loss	0	0
Loans at amortized cost	0	0
Securities at fair value through other comprehensive income	59,381,053	38,314,170
Securities at amortized cost	0	0
Others	0	0
Financial assets, Total	59,381,053	38,314,170
Securities at amortized cost
Classification by categories of financial assets [Line Items]
Cash and due from banks at Amortized cost	28,423,744	17,348,626
Due from banks at fair value through profit or loss	0	0
Securities at fair value through profit or loss	0	0
Derivative assets	0	0
Loans at fair value through profit or loss	0	0
Loans at amortized cost	323,244,979	299,609,472
Securities at fair value through other comprehensive income	0	0
Securities at amortized cost	45,582,065	28,478,136
Others	17,477,778	16,837,141
Financial assets, Total	414,728,566	362,273,375
Derivative instruments held for hedging
Classification by categories of financial assets [Line Items]
Cash and due from banks at Amortized cost	0	0
Due from banks at fair value through profit or loss	0	0
Securities at fair value through profit or loss	0	0
Derivative assets	243,206	66,292
Loans at fair value through profit or loss	0	0
Loans at amortized cost	0	0
Securities at fair value through other comprehensive income	0	0
Securities at amortized cost	0	0
Others	0	0
Financial assets, Total	₩ 243,206	₩ 66,292